Leases (Narrative) (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jul. 31, 2016	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018 [1]
Leases Disclosure [Line Items]
Property, plant and equipment, net		$ 67,141	$ 67,141	$ 54,560
Accumulated depreciation, depletion and amortization		27,732	27,732	$ 22,018
Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Requested cash draws from lessor to fund project costs			340
Required percentage payment of funded amount under certain events of default	89.90%
Required percentage payment for specific full recourse events	100.00%
Lease term	5 years
Extension term of lease	5 years
Lessor | Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365
Required percentage payment to lessor for difference between project costs and sales proceeds	87.00%
Power Purchase Arrangements
Leases Disclosure [Line Items]
Property, plant and equipment, net		2,800	2,800
Accumulated depreciation, depletion and amortization		318	318
Rental revenue		53	82
Depreciation expense		$ 24	$ 47

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.